Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail) - Defined Benefit Obligation [Member]	Dec. 31, 2017	Dec. 31, 2016
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	9.30%	9.00%
Rate of return on plan assets	9.30%	9.00%
Rate of salary increases	4.00%	4.00%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.90%	4.20%
Rate of return on plan assets	3.90%	4.20%
Rate of salary increases	0.00%	0.00%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.40%	2.60%
Rate of return on plan assets	2.40%	2.60%
Rate of salary increases	3.20%	3.30%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	1.30%	1.10%
Rate of return on plan assets	1.30%	1.10%
Rate of salary increases	1.50%	1.50%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	6.30%	7.00%
Rate of return on plan assets	6.30%	7.00%
Rate of salary increases	6.00%	6.00%